GENERAL	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
GENERAL

NOTE 1 - GENERAL:

A.	SMX (Security Matters) Public Limited Company (“Security Matters” or the “Company” and together with its subsidiaries, the “Group” or the “consolidated entity”) was incorporated on July 1, 2022 under the laws of Ireland with registered number 722009 and its registered office at Mespil Business Center, Mespil House, Sussex Road, Dublin 4, Ireland, D04 T4A6. The Company was incorporated in 2022 as part of the Business Combination (see Note 1.B).

The Group provides one solution to solve both authentication and track challenges in order to uphold supply chain integrity and provide quality assurance and brand accountability to producers of goods. Its technology works as a track and trace system using a marker, a reader and an algorithm to identify embedded sub-molecular particles in order to track and trace different components along a production process (or any other marked good along a supply chain) to the end producer. Its proprietary marker system embeds a permanent or removable (depending on the needs of the customer) mark on solid, liquid or gaseous objects or materials. Each marker is comprised of a combination of marker codes such that each marker is designed to be unique and unable to be duplicated. The marker system is coupled with an innovative patented reader that responds to signals from the marker and, together with a patented algorithm, captures the details of the product retrieved and stored on a blockchain digital ledger. Each marker can be stored, either locally on the reader and on private servers, cloud servers or on a blockchain ledger, to protect data integrity and custody.

The Company continues to expand its strategic focus across multiple high-growth sectors, including advanced materials, precious metals, and circular economy solutions. This includes expansion into key global markets such as Europe, Asia (e.g Japan, Korea, Singapore) and the Middle East (e.g. UAE), development of digital asset capabilities including tokenization of materials, and integration of complementary technologies to deliver end-to-end solutions to clients. The Company is also advancing applications across industries including automotive, electronics, and critical minerals, positioning its platform as a comprehensive infrastructure layer for supply chain traceability and circularity

The Company is developing capabilities for the tokenization of physical materials, enabling the creation of digital assets backed by verified physical provenance, including applications in metals and other high-value materials.

B.	On March 7, 2023 (the “Closing Date”) the Company completed its SPAC transaction (the “Business Combination”) with Lionheart III Corp (“Lionheart”), following that Lionheart and Security Matters PTY Ltd. (formerly named Security Matters Limited, which was incorporated in May 2018 under Australian law) became the Company’s wholly-owned subsidiaries and the Company listed its ordinary shares and public warrants on the NASDAQ stock market under the tickers SMX and SMXWW, respectively. On July 26, 2022, Security Matters PTY Ltd. and Lionheart, a publicly traded special purpose acquisition company (SPAC), entered into a business combination agreement (the “BCA”) and accompanying scheme implementation deed (“SID”). Under the BCA, the existing Lionheart stockholders received the Company’s shares and warrants in exchange for their existing Lionheart shares and warrants and all shares existed in Security Matters PTY Ltd. were cancelled in return for the Company’s shares and resulting in Security Matters PTY Ltd. becoming a wholly owned subsidiary of the Company. Security Matters PTY Ltd. shareholders received consideration of 1 ordinary share per 10.3624 Security Matters PTY Ltd. shares, having an implied value of $10.00 per ordinary share and the Company became the holder of all of the issued shares in Security Matters PTY Ltd. and Lionheart, with Security Matters PTY Ltd. being delisted from the Australian Stock Exchange.

The Business Combination resulted in 97.58% redemption by Lionheart’s public shareholders which resulted in leaving $3,061 of funds remaining in the trust account.

C.	On October 3, 2023, the Company signed an agreement with True Gold Consortium Pty Ltd.’s (“TrueGold”) shareholders to acquire an additional 7.5% which increased the Company’s holdings to 51.9% in TrueGold and resulted in the Company’s gaining control over TrueGold. On July 10, 2024, the Company’s ownership percentage in TrueGold increased from 51.9% to 52.9% as part of the LOI agreement with PMB.

D.

As of December 31, 2025, the Company incurred accumulated losses of $251 million and continued to incurred operating losses and negative cash flows from operating activities during to date of these financial statements. The Company has not yet generated revenues and is required to obtain additional financing in order to continue to operate. The Company continues to actively manage its capital structure through a combination of equity financing, strategic partnerships, and access to committed capital facilities. These initiatives are designed to support the Company’s transition toward large-scale commercialization. While additional funding will be required to support long-term growth, management believes that the Company’s current strategy and access to capital provide a reasonable basis to continue operations. The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 1 – GENERAL (CONT.):

During the period, the Company entered into convertible securities funding agreements up to $42.8 million of principal amount before 20% Original Issuance Discount (“OID”) and a Standby Equity Purchase Agreement of $100 million (hereafter “SEPA”) in addition to cash repayment of bridge loans, short term loan and convertible note in the amount of $1,433. The Company plans to continue the issuance of shares and warrants and secure convertible notes and other funding sources such as the increase of the SEPA by additional $150 million (see note 26.2). While future funding remains subject to market conditions, the Company continues to actively pursue multiple financing pathways, including equity facilities, strategic investors, and capital markets initiatives, to support its operational and commercialization objectives. There are no assurances, however, that the Company will be able to obtain an adequate level of financial resources that are required for the Company’s long-term business plan. Considering the above, the Company’s dependency on external funding for its operations raises a substantial doubt about the Company’s ability to continue to operate as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

E.	The Company operates primarily with 9 wholly owned subsidiaries and 2 majority owned subsidiaries, all of which have been consolidated in these consolidated financial statements

Controlled entity	Country of Incorporation	Percentage Owned December 31, 2025	Percentage Owned December 31, 2024
Security Matters (SMX) PLC	Ireland	100%	100%
Security Matters PTY Ltd. (Formerly - Security Matters Limited)	Australia	100%	100%
Lionheart III Corp	USA	100%	100%
SMX (Security Matters) Ireland Limited	Ireland	100%	100%
SMX Fashion and Luxury	France	100%	100%
TrueSilver SMX Platform Ltd.	Canada	100%	100%
SMX (Security Matters) Israel Ltd. (Formerly - Security Matters Ltd.)	Israel	100%	100%
Security Matters Canada Ltd.	Canada	100%	100%
SMX Beverages Pty Ltd.	Australia	100%	100%
SMX Circular Economy Platform PTE, Ltd.	Singapore	70%	70%
True Gold Consortium Pty Ltd.	Australia	52.9%	52.9%
SMX Circular Economy FZCO *	UAE	100%	-

In addition, the Company’s has the following investments in associated company:

Entity	Country of Incorporation	Percentage Owned December 31, 2025	Percentage Owned December 31, 2024
Yahaloma Technologies Inc.	Canada	50%	50%

The proportion of ownership interest is equal to the proportion of voting power held.

*	On March 26, 2025, the Company established a fully owned entity incorporated in Dubai Multi Commodities Centre Authority, United Arab Emirates.
*	The Company’s Irish structure supports its intellectual property strategy, enhancing protection, licensing efficiency, and future revenue generation from its technology portfolio

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 1 – GENERAL (CONT.):

F.	On July 15, 2024, the Company’s Ordinary Shares began trading on the Nasdaq Capital Market post-reverse stock split of 75:1 under the symbol “SMX,” with a new CUSIP number of G8267K208 and ISIN code IE000IG23NR9. Approved by shareholders and Board of Directors on June 11, 2024. This reverse split consolidated every 75 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share, reducing the number of outstanding shares from approximately 44.8 million to approximately 597 thousand. Fractional shares resulting from the split were aggregated and sold at market prices. Additionally, the par value of the Ordinary Shares increased from $0.0022 to $0.165. The Company’s options, warrants, and convertible securities were adjusted proportionately, and the Public Limited Company Constitution was amended to reflect these changes. All share, options and warrants amount in these December 31, 2025, financial statements are presented post this reverse stock split.

G.

On January 15, 2025, the Company’s Ordinary Shares began trading on the Nasdaq Capital Market post-reverse stock split of 28.5:1 under the symbol “SMX,” with a new CUSIP number of G8267K158 and ISIN code IE000WZ90ZV5. Approved by shareholders and Board of Directors on December 10, 2024. This reverse split consolidated every 28.5 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share, reducing the number of outstanding shares from approximately 33,155 thousand to approximately 1,163 thousand. Fractional shares resulting from the split were aggregated and sold at market prices. Additionally, the par value of the Ordinary Shares increased from $0.165 to $4.70250014886352. The Company’s options, warrants, and convertible securities were adjusted proportionately, and the Public Limited Company Constitution was amended to reflect these changes. All share, options and warrants amount in these December 31, 2025, financial statements are presented post this reverse stock split.

H.	On June 16, 2025, the Company’s Ordinary Shares began trading on the Nasdaq Capital Market post-reverse stock split of 4.1:1 under the symbol “SMX,” with a new CUSIP number of G8267K 166 and the new ISIN code IE000B8AU702. Approved by shareholders and Board of Directors on April 15, 2025, this reverse split consolidated every 4.1 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share, reducing the number of outstanding shares from approximately 4 million to approximately 1 million. Fractional shares resulting from the split were aggregated and sold at market prices. Additionally, the par value of the ordinary shares will be increased from $0.00000000000001 to $0.000000000000041. The Company’s options, warrants, and convertible securities were adjusted proportionately, and the Public Limited Company Constitution was amended to reflect these changes. The Basic and diluted loss per share attributable to shareholders amount in these December 31, 2025, financial statements are presented post this reverse stock split.

I.

On August 7, 2025, the Company’s Ordinary Shares began trading on the Nasdaq Capital Market post- reverse stock split of 7:1 under the symbol “SMX,” with a new CUSIP number of G8267K2174 and the new ISIN code IE000TB5RTG4. Approved by shareholders and Board of Directors on July 10, 2025, this reverse split consolidated every 7.0 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share, reducing the number of outstanding shares from approximately 9 million to approximately 1 million. Fractional shares resulting from the split were aggregated and sold at market prices. Additionally, the par value of the ordinary shares will be increased from $0.00000000000041 to $0.000000000000287. The Company’s options, warrants, and convertible securities were adjusted proportionately, and the Public Limited Company Constitution was amended to reflect these changes. The Basic and diluted loss per share attributable to shareholders amount in these December 31, 2025, financial statements are presented post this reverse stock split.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 1 – GENERAL (CONT.):

J.	On October 23, 2025, the Company’s Ordinary Shares began trading on the Nasdaq Capital Market post-reverse stock split of 10.89958:1 under the symbol “SMX,” with a new CUSIP number of G8267K182 and the new ISIN code IE000UPDVNX9. Approved by shareholders and Board of Directors on July 10, 2025, this reverse split consolidated every 10.89958 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share, reducing the number of outstanding shares from approximately 15.5 million to approximately 1.4 million. Fractional shares resulting from the split were aggregated and sold at market prices. Additionally, the par value of the ordinary shares will be increased from $0.000000000000287 to $0.00000000000312817946. The Company’s options, warrants, and convertible securities were adjusted proportionately, and the Public Limited Company Constitution was amended to reflect these changes. The Basic and diluted loss per share attributable to shareholders amount in these December 31, 2025, financial statements are presented post this reverse stock split.

K.	On November 18, 2025, the Company’s Ordinary Shares began trading on the Nasdaq Capital Market post-reverse stock split of 8:1 under the symbol “SMX,” with a new CUSIP number of G8267K307 and the new ISIN code IE000UPDVNX9. Approved by shareholders and Board of Directors on July 10, 2025, this reverse split consolidated every 8 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share, reducing the number of outstanding shares from approximately 8.4 million to approximately 1.05 million. Fractional shares resulting from the split were aggregated and sold at market prices. Additionally, the par value of the ordinary shares will be increased from $0.00000000000312817946 to $0.00000000002502543568 per share. The Company’s options, warrants, and convertible securities were adjusted proportionately, and the Public Limited Company Constitution was amended to reflect these changes. The Basic and diluted loss per share attributable to shareholders amount in these December 31, 2025, financial statements are presented post this reverse stock split.